Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 12- INCOME TAXES

The consolidated provision for federal income tax expense (benefit) was as follows:

	2011	2010
Current payable (receivable)	$0	$(10,618)
Deferred liability (benefit)	(103,669)	0
Valuation allowance establishment	0	0
	$(103,669)	$(10,618)

The net deferred tax asset recorded includes the following amounts of deferred tax assets and liabilities as of December 31, 2011 and 2010:

	2011	2010
Deferred tax asset
Allowance for loan losses	$1,401,490	$1,195,446
Non-accrual loans	359,526	276,715
Deferred loan costs, net	10,976	9,975
Accrued expenses	0	7,115
Foreclosed assets	1,401,133	1,276,595
Other	24,233	25,432
Net operating loss carryforward	3,086,212	2,587,922
	6,283,570	5,379,200
Deferred tax liabilities
Depreciation	$(240,472)	$(240,455)
Accretion on securities	(273)	(191)
Unrealized gain on securities available for sale	(217,229)	(217,229)
Prepaid expenses	(37,166)	(32,942)
Other	(11,646)	(12,394)
	(506,786)	(503,211)
	$5,776,784	$4,875,989
Valuation allowance	(5,776,784)	(4,875,989)
Net deferred tax asset	$0	$0

Accounting guidance related to income taxes requires that companies assess whether a valuation allowance should be established against their deferred tax assets based on the consideration of all available evidence using a “more likely than not” standard.  In making such judgments, we consider both positive and negative evidence and analyze changes in near-term market conditions as well as other factors which may impact future operating results. Significant weight is given to evidence that can be objectively verified.  The continuing recent losses resulting from the distressed operating environment in Michigan have significantly restricted our ability under the accounting rules to rely on projections of future taxable income to support the recovery of our deferred tax assets.  Consequently, we determined it necessary to carry a valuation allowance against our entire net deferred tax asset.  The valuation allowance against our deferred tax assets may be reversed to income in future periods to the extent that the related deferred income tax assets are realized or the valuation allowance is otherwise no longer required.  We will continue to monitor our deferred tax assets quarterly for changes affecting their realizability.

A reconciliation of the difference between federal income tax expense (benefit) and the amount computed by applying the statutory rate of 34% in 2011 and 2010 is as follows:

	2011	2010
Tax at statutory rate	$(874,167)	$(3,023,737)
Tax-exempt interest income	(30,281)	(42,438)
Other	(100,016)	12,396
Valuation allowance	900,795	3,043,161
Federal income tax expense (benefit)	$(103,669)	$(10,618)

An income tax benefit associated with continuing operations in the amount of $103,669 was recorded for the year ending December 31, 2011. The benefit recorded considers the results of current period adjustments to other comprehensive income. Generally, the calculation for income tax expense (benefit) does not consider the tax effects of changes in other comprehensive income or loss, which is a component of shareholders’ equity on the balance sheet. However, an exception is provided in certain circumstances when there is a pre-tax loss from continuing operations and income from other categories such as other comprehensive income. In such case, pre-tax income from other categories is included in the tax expense (benefit) calculation for the current period.

There were no unrecognized tax benefits at December 31, 2011, and the Company does not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months.

As of December 31, 2011, the Company has a net operating loss carryover of $9,077,094 to be utilized to offset future taxable income that will begin expiring in 2029.